QUARTERLY RESULTS (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 724,455	$ 756,872	$ 799,411	$ 742,249	$ 765,251	$ 714,470	$ 680,612	$ 640,600	$ 3,022,987	$ 2,800,933	$ 2,059,444
Cost of revenue	222,574	248,856	272,822	255,849	267,918	262,275	237,304	223,300	1,000,101	990,797	753,889
Operating income	112,952	122,004	106,696	84,551	85,294	78,033	97,476	62,765	426,203	323,568	197,762
Earnings from continuing operations	78,829	91,721	58,540	52,709	44,408	46,185	48,101	31,153	281,799	169,847	175,569
Earnings (loss) from discontinued operations, net of tax	24	3,914	(1,068)	(944)	(2,470)	(5,624)	(4,641)	3,684	1,926	(9,051)	(3,992)
Net earnings	78,853	95,635	57,472	51,765	41,938	40,561	43,460	34,837	283,725	160,796	171,577
Net earnings (loss) attributable to IAC shareholders	$ 76,917	$ 96,940	$ 58,290	$ 53,637	$ 40,739	$ 40,717	$ 43,332	$ 34,478	$ 285,784	$ 159,266	$ 174,233
Per share information attributable to IAC shareholders:
Basic earnings per share from continuing operations (in dollars per share)	$ 0.93	$ 1.12	$ 0.71	$ 0.65	$ 0.49	$ 0.52	$ 0.56	$ 0.37	$ 3.40	$ 1.95	$ 2.05
Diluted earnings per share from continuing operations (in dollars per share)	$ 0.88	$ 1.08	$ 0.69	$ 0.62	$ 0.46	$ 0.49	$ 0.52	$ 0.34	$ 3.27	$ 1.81	$ 1.89
Basic earnings per share (in dollars per share)	$ 0.93	$ 1.17	$ 0.70	$ 0.64	$ 0.46	$ 0.46	$ 0.50	$ 0.42	$ 3.42	$ 1.85	$ 2.01
Diluted earnings per share (in dollars per share)	$ 0.88	$ 1.13	$ 0.67	$ 0.61	$ 0.43	$ 0.43	$ 0.47	$ 0.38	$ 3.29	$ 1.71	$ 1.85